Segments of Operations (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Segments of Operations [Line Items]
Segment Reporting, CODM, Individual Title and Position or Group Name [Extensible Enumeration]	Chief Executive Officer
Description of segment	Chief Executive Officer
Reportable segments	3
Geographic Concentration Risk [Member] | UNITED STATES | Revenue Benchmark [Member]
Segments of Operations [Line Items]
Risk percentage	98.00%	98.00%	99.00%